Effective Income Tax Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Income before taxes as reported in the statements of income	$ 795,836		$ 786,867		$ 683,214
Statutory tax rate in Israel	25.00%		25.00%		24.00%
Effect of "Approved, Privileged or Preferred Enterprise" status	(6.00%)	[1]	(7.00%)	[1]	(6.00%)	[1]
Others, net	(1.00%)		3.00%		2.00%
Effective tax rate	18.00%		21.00%		20.00%

[1]	Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged or Preferred Enterprise" status $ 0.21 $ 0.24 $ 0.24 Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged or Preferred Enterprise" status $ 0.20 $ 0.23 $ 0.24